Mortgages and pledges (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Mortages and pledges [abstract]
Carrying value property, plant and equipment related to mortgages and loans	€ 30,853	€ 28,526	€ 12,594
Total outstanding mortgages and pledges	124,428	85,186	32,362
Pledges on business goodwill	70,300	29,000	4,491
Current and other fixed assets pledges as security	€ 21,142	€ 9,131	€ 0